Other long-term liabilities - Changes in Environmental Remediation Obligation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accrual for Environmental Loss Contingencies [Roll Forward]
Opening balance	$ 42,457	$ 55,224
Remediation activities	(3,687)	(5,243)
Accretion	1,616	2,167
Changes in cash flow estimates	1,395	1,344
Revision in assumptions	(1,009)	(11,035)
Closing balance	$ 40,772	$ 42,457